Document and Entity Information	6 Months Ended
Dec. 31, 2022
Statement
Entity Registrant Name	Manchester United plc
Entity Central Index Key	0001549107
Amendment Flag	false
Document Type	6-K
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2